CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net (loss) earnings	$ (66.8)	$ 140.6
Other comprehensive income
Gain on revaluation of non-current derivative financial liabilities	68.4	23.8
Total comprehensive income	$ 1.6	$ 164.4